Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Supplemental cash flow information
Interest paid, exclusive of debt issuance costs and letter of credit fees	$ 10,445	$ 8,423	$ 36,429	$ 16,908	$ 31,827	$ 27,384	$ 4,966
Income taxes paid	1,241	369	2,246	650	1,639	1,027	430
Accounts receivable
Allowance for Doubtful Accounts	2,816		2,816		2,822	1,760
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period			2,822	1,760	1,760
Provision for doubtful accounts			1,347	781	2,172	1,315	1,049
Allowance for doubtful accounts, end of period	2,816		2,816		2,822	1,760
Accounts Receivable - Trade:
Accounts receivable
Gross Receivable					903,726	564,517
Allowance for Doubtful Accounts					2,822	1,760	818
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period				1,760	1,760	818	161
Provision for doubtful accounts					2,172	1,315	1,049
Write off of uncollectible accounts					(1,110)	(373)	(392)
Allowance for doubtful accounts, end of period					2,822	1,760	818
Accounts Receivable - Trade: | Crude oil logistics
Accounts receivable
Gross Receivable					411,090	360,589
Allowance for Doubtful Accounts					105	11
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, end of period					105	11
Accounts Receivable - Trade: | Water solutions
Accounts receivable
Gross Receivable					25,700	9,618
Allowance for Doubtful Accounts					405	29
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, end of period					405	29
Accounts Receivable - Trade: | Liquids
Accounts receivable
Gross Receivable					192,529	144,267
Allowance for Doubtful Accounts					617	76
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, end of period					617	76
Accounts Receivable - Trade: | Retail propane
Accounts receivable
Gross Receivable					75,606	49,233
Allowance for Doubtful Accounts					1,667	1,644
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, end of period					1,667	1,644
Accounts Receivable - Trade: | Refined products
Accounts receivable
Gross Receivable					105,670
Accounts Receivable - Trade: | Renewables
Accounts receivable
Gross Receivable					54,466
Accounts Receivable - Trade: | Other
Accounts receivable
Gross Receivable					38,665	810
Allowance for Doubtful Accounts					28
Changes in the allowance for doubtful accounts
Allowance for doubtful accounts, end of period					$ 28